UNAUDITED CONDESED CONSOLIDATED STATEMENT OF STOCKHOLDERS EQUITY - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Contingent Consideration [Member]	Retained Earnings [Member]	Comprehensive Income [Member]	Secure Tech Shareholders Equity [Member]	Noncontrolling Interest [Member]	Total	Retained Earnings, Unappropriated [Member]	Accumulated Shareholders Equity [Member]
Balance as of December 31, 2024 at Dec. 31, 2023	$ 3	$ 79,863	$ 1,076,391		$ 1,305,128				$ 148,871
Shares, Issued at Dec. 31, 2023	3,200	79,862,655
Issuance of common shares for cash		$ 20	14,980						15,000
Share exchange, related party, Shares		20,000
Share exchange, related party, Shares	10,200	(101,795,774)
Imputed interest			2,212						2,212
Net loss					(409,440)				(409,440)
Ending balance, value at Dec. 31, 2024	$ 13	$ 78,087	1,196,426		1,714,568		$ 440,042		(440,042)		$ 1,714,568
Shares, Issued at Dec. 31, 2024	13,400	78,086,881
Issuance of common stock for settlement of accrued payroll expenses		$ 322	322,126				322,448		322,448
shares		322,448
Issuance of common shares for cash		$ 3	4,997				5,000		5,000
Share exchange, related party, Shares		2,500
Issuance of preferred shares for acquisition			8,565,500				10,218,410	719,376	10,937,786	1,652,910
Share exchange, related party, Shares	185
Issuance of common shares to consultants
Share exchange, unrelated party	$ 1	$ (1,000)	999
Share exchange,shares	100	(1,000,000)
Share exchange, related party	$ 4	$ (42,100)	42,096
Share exchange, related party, Shares	4,210	(42,100,000)
Accretions of redeemable NCI to redemption value
Imputed interest			2,943				2,943		2,943
Net loss							(188,252)		(188,252)		(188,252)
Ending balance, value at Jun. 30, 2025	$ 18	$ 35,312	10,135,087				9,920,507	719,376	10,639,883	1,652,910	1,902,820
Shares, Issued at Jun. 30, 2025	17,895	35,311,829
Balance as of December 31, 2024 at Dec. 31, 2024	$ 13	$ 78,087	1,196,426		1,714,568		440,042		(440,042)		1,714,568
Shares, Issued at Dec. 31, 2024	13,400	78,086,881
Issuance of common stock for settlement of accrued payroll expenses		$ 322	322,126						322,448
shares		322,448
Issuance of common shares for cash		$ 3	4,997						5,000
Share exchange, related party, Shares		2,500
Issuance of preferred shares for acquisition			8,565,500					719,376	10,937,786
Share exchange, related party, Shares	185
Issuance of common shares to consultants		$ 65	261,742						$ 261,807
Share exchange,shares		65,539							65,539
Share exchange, related party, Shares	4,210	(42,100,000)
Accretions of redeemable NCI to redemption value			2,172						$ 2,172
Foreign currency translation adjustment						76,892			76,892
Imputed interest			5,152						5,152
Net loss					112,777			66,632	179,409
Ending balance, value at Dec. 31, 2025	$ 18	$ 31,377	10,442,707	$ 1,652,910	1,601,791	76,892	10,602,113	734,642	11,336,755
Shares, Issued at Dec. 31, 2025	18,295	31,377,368
Balance as of December 31, 2024 at Mar. 31, 2025	$ 18	$ 35,309	1,562,851				210,755		210,755		1,808,933
Shares, Issued at Mar. 31, 2025	17,710	35,309,329
Issuance of common shares for cash		$ 3	4,997				5,000		5,000
Share exchange, related party, Shares		2,500
Issuance of preferred shares for acquisition			8,565,500				10,218,410	719,376	10,937,786	1,652,910
Share exchange, related party, Shares	185
Accretions of redeemable NCI to redemption value
Imputed interest			1,739				1,739		1,739
Net loss							(93,887)		(93,887)		(93,887)
Ending balance, value at Jun. 30, 2025	$ 18	$ 35,312	10,135,087				9,920,507	719,376	10,639,883	$ 1,652,910	$ 1,902,820
Shares, Issued at Jun. 30, 2025	17,895	35,311,829
Balance as of December 31, 2024 at Dec. 31, 2025	$ 18	$ 31,377	10,442,707	1,652,910	1,601,791	76,892	10,602,113	734,642	11,336,755
Shares, Issued at Dec. 31, 2025	18,295	31,377,368
Issuance of common shares to consultants		$ 16	75,469				75,485		75,485
Share exchange,shares		15,326
Shareholder contribution			558,209				558,209	172,032	730,241
Share exchange, unrelated party	$ 1	$ (4,900)	4,899
Share exchange,shares	490	(4,900,000)
Share exchange, related party	$ 1	$ (9,400)	9,399
Share exchange, related party, Shares	940	(9,400,000)
Accretions of redeemable NCI to redemption value			(46,227)				(46,227)		(46,227)
Foreign currency translation adjustment						118,201	118,201		118,201
Net loss					(1,431,385)		(1,431,385)	(8,875)	(1,440,260)
Ending balance, value at Jun. 30, 2026	$ 20	$ 17,093	11,044,456	1,652,910	3,033,176	195,093	9,876,396	897,799	10,774,195
Shares, Issued at Jun. 30, 2026	19,725	17,092,694
Balance as of December 31, 2024 at Mar. 31, 2026	$ 20	$ 17,077	10,669,104	1,652,910	1,990,928	124,880	10,473,063	844,940	11,318,003
Shares, Issued at Mar. 31, 2026	19,725	17,077,368
Issuance of common shares to consultants		$ 16	75,469				75,485		75,485
Share exchange,shares		15,326
Shareholder contribution			314,948				314,948	51,154	366,102
Accretions of redeemable NCI to redemption value			(15,065)				(15,065)		(15,065)
Foreign currency translation adjustment						70,213	70,213		70,213
Net loss					(1,042,248)		(1,042,248)	1,705	(1,040,543)
Ending balance, value at Jun. 30, 2026	$ 20	$ 17,093	$ 11,044,456	$ 1,652,910	$ 3,033,176	$ 195,093	$ 9,876,396	$ 897,799	$ 10,774,195
Shares, Issued at Jun. 30, 2026	19,725	17,092,694